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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2004 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($)*
Common Stocks – 66.3%
CONSUMER DISCRETIONARY – 8.8%
Automobiles – 0.2%
	Honda Motor Co., Ltd.	38,300	1,986,488
		Automobiles Total	1,986,488
Hotels, Restaurants & Leisure – 1.8%
	Carnival Corp.	42,100	2,426,223
	Carnival PLC	24,968	1,520,790
	Compass Group PLC	241,200	1,138,375
	Harrah’s Entertainment, Inc.	11,060	739,803
	Hilton Hotels Corp.	95,800	2,178,492
	Marriott International, Inc., Class A	63,000	3,967,740
	McDonald’s Corp.	50,791	1,628,360
		Hotels, Restaurants & Leisure Total	13,599,783
Household Durables – 0.2%
	Koninklijke (Royal) Philips Electronics NV	62,199	1,643,689
		Household Durables Total	1,643,689
Internet & Catalog Retail – 0.4%
	eBay, Inc. (a)	27,160	3,158,165
		Internet & Catalog Retail Total	3,158,165
Media – 2.3%
	British Sky Broadcasting PLC	102,000	1,098,672
	Clear Channel Communications, Inc.	38,858	1,301,355
	EMI Group PLC	313,500	1,592,264
	Grupo Televisa SA, ADR	18,400	1,113,200
	McGraw-Hill Companies, Inc.	28,663	2,623,811
	News Corp., Class A	59,500	1,110,270
	Omnicom Group, Inc.	18,400	1,551,488
	Time Warner, Inc. (a)	145,044	2,819,655
	Viacom, Inc., Class A	24,105	893,813
	Vivendi Universal SA (a)	46,344	1,474,536
	XM Satellite Radio Holdings, Inc., Class A (a)	49,125	1,848,083
		Media Total	17,427,147
Multiline Retail – 0.6%
	Federated Department Stores, Inc.	29,651	1,713,531
	May Department Stores Co.	19,981	587,442
	Nordstrom, Inc.	44,900	2,098,177
		Multiline Retail Total	4,399,150

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 2.6%
	Bed Bath & Beyond, Inc. (a)	26,770	1,066,249
	Best Buy Co., Inc.	40,700	2,418,394
	Chico’s FAS, Inc. (a)	47,395	2,157,894
	Fast Retailing Co., Ltd.	10,900	826,750
	Home Depot, Inc.	114,435	4,890,952
	Limited Brands	49,911	1,148,951
	Lowe’s Companies, Inc.	32,995	1,900,182
	Office Depot, Inc. (a)	124,021	2,153,005
	Staples, Inc.	100,100	3,374,371
		Specialty Retail Total	19,936,748
Textiles, Apparel & Luxury Goods – 0.7%
	Adidas-Salomon AG	11,300	1,815,324
	Coach, Inc. (a)	40,450	2,281,380
	Nike, Inc., Class B	18,400	1,668,696
		Textiles, Apparel & Luxury Goods Total	5,765,400
		CONSUMER DISCRETIONARY TOTAL	67,916,570
CONSUMER STAPLES – 6.4%
Beverages – 1.2%
	Diageo PLC	128,200	1,825,612
	PepsiCo, Inc.	136,362	7,118,096
		Beverages Total	8,943,708
Food & Staples Retailing – 0.5%
	ITO-YOKADO Co., Ltd.	32,000	1,342,857
	Sysco Corp.	55,735	2,127,405
		Food & Staples Retailing Total	3,470,262
Food Products – 1.2%
	ConAgra Foods, Inc.	77,950	2,295,627
	Hershey Foods Corp.	19,900	1,105,246
	Kraft Foods, Inc., Class A	82,918	2,952,710
	Nestle SA, Registered Shares	7,250	1,893,418
	Royal Numico NV (a)	26,476	951,412
		Food Products Total	9,198,413
Household Products – 1.7%
	Clorox Co.	47,431	2,795,109
	Colgate-Palmolive Co.	22,500	1,151,100
	Kimberly-Clark Corp.	42,878	2,821,801
	Procter & Gamble Co.	120,697	6,647,991
		Household Products Total	13,416,001

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 1.1%
	Alberto-Culver Co.	67,080	3,258,076
	Avon Products, Inc.	83,200	3,219,840
	Gillette Co.	48,475	2,170,710
		Personal Products Total	8,648,626
Tobacco – 0.7%
	Altria Group, Inc.	88,709	5,420,120
		Tobacco Total	5,420,120
		CONSUMER STAPLES TOTAL	49,097,130
ENERGY – 4.9%
Energy Equipment & Services – 0.6%
	Halliburton Co.	68,317	2,680,759
	National-Oilwell, Inc. (a)	32,300	1,139,867
	Smith International, Inc. (a)	13,600	739,976
		Energy Equipment & Services Total	4,560,602
Oil & Gas – 4.3%
	BP PLC	276,800	2,695,017
	BP PLC, ADR	96,094	5,611,890
	ChevronTexaco Corp.	21,695	1,139,205
	ConocoPhillips	73,422	6,375,232
	EOG Resources, Inc.	17,800	1,270,208
	Exxon Mobil Corp.	156,046	7,998,918
	Marathon Oil Corp.	42,517	1,599,065
	Royal Dutch Petroleum Co., N.Y. Registered Shares	46,293	2,656,292
	Shell Transport & Trading Co., PLC	198,420	1,688,496
	Total SA	11,780	2,564,130
		Oil & Gas Total	33,598,453
		ENERGY TOTAL	38,159,055
FINANCIALS – 14.2%
Capital Markets – 2.2%
	Bank of New York Co., Inc.	88,539	2,958,973
	Goldman Sachs Group, Inc.	45,898	4,775,228
	Janus Capital Group, Inc.	66,091	1,110,990
	Merrill Lynch & Co., Inc.	20,400	1,219,308
	Morgan Stanley	19,518	1,083,639
	Nomura Holdings, Inc.	143,000	2,072,763
	State Street Corp.	29,607	1,454,296
	UBS AG, Registered Shares	27,790	2,319,920
		Capital Markets Total	16,995,117

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 4.1%
	Banco Santander Central Hispano SA	138,400	1,714,475
	Bank Austria Creditanstalt	16,800	1,512,528
	Dexia	70,100	1,607,511
	Kookmin Bank, ADR (a)	42,940	1,678,095
	Mitsubishi Tokyo Financial Group, Inc.	246	2,483,429
	National City Corp.	54,893	2,061,232
	North Fork Bancorporation, Inc.	27,750	800,588
	OTP Bank Rt., Registered Shares	32,300	1,970,300
	Sanpaolo IMI S.p.A.	90,500	1,298,096
	Unibanco-Uniao de Bancos Brasileiros SA	48,500	1,538,420
	US Bancorp	165,343	5,178,543
	Wachovia Corp.	55,763	2,933,134
	Wells Fargo & Co.	112,975	7,021,396
		Commercial Banks Total	31,797,747
Consumer Finance – 0.4%
	MBNA Corp.	97,566	2,750,386
		Consumer Finance Total	2,750,386
Diversified Financial Services – 2.6%
	Citigroup, Inc.	282,262	13,599,383
	JPMorgan Chase & Co.	160,805	6,273,003
		Diversified Financial Services Total	19,872,386
Insurance – 3.7%
	Aflac, Inc.	29,172	1,162,212
	Alleanza Assicurazioni S.p.A.	101,000	1,404,497
	Ambac Financial Group, Inc.	29,597	2,430,802
	American International Group, Inc.	91,927	6,036,846
	Axa	61,200	1,507,038
	Chubb Corp.	39,562	3,042,318
	Hartford Financial Services Group, Inc.	27,002	1,871,509
	Lincoln National Corp.	56,054	2,616,601
	Prudential Financial, Inc.	33,400	1,835,664
	Prudential PLC	167,100	1,450,796
	RenaissanceRe Holdings Ltd.	22,000	1,145,760
	St. Paul Travelers Companies, Inc.	1	37
	Swiss Re, Registered Shares	13,900	990,957
	Willis Group Holdings Ltd.	28,825	1,186,725
	XL Capital Ltd., Class A	29,020	2,253,403
		Insurance Total	28,935,165

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 0.7%
	Archstone-Smith Trust, REIT	36,522	1,398,793
	AvalonBay Communities, Inc.	17,257	1,299,452
	Kimco Realty Corp., REIT	23,964	1,389,672
	NTT Urban Development Corp. (a)	263	1,148,986
		Real Estate Total	5,236,903
Thrifts & Mortgage Finance – 0.5%
	Countrywide Financial Corp.	38,072	1,409,045
	Federal Home Loan Mortgage Corp.	32,075	2,363,927
		Thrifts & Mortgage Finance Total	3,772,972
		FINANCIALS TOTAL	109,360,676
HEALTH CARE – 8.5%
Biotechnology – 0.8%
	Amgen, Inc. (a)	28,905	1,854,256
	Biogen Idec, Inc. (a)	17,200	1,145,692
	Genentech, Inc. (a)	46,100	2,509,684
	Gilead Sciences, Inc. (a)	17,900	626,321
		Biotechnology Total	6,135,953
Health Care Equipment & Supplies – 2.3%
	Alcon, Inc.	29,715	2,395,029
	Kinetic Concepts, Inc. (a)	27,600	2,105,880
	St. Jude Medical, Inc. (a)	42,660	1,788,734
	Thermo Electron Corp. (a)	70,200	2,119,338
	Varian Medical Systems, Inc. (a)	117,900	5,097,996
	Zimmer Holdings, Inc. (a)	52,100	4,174,252
		Health Care Equipment & Supplies Total	17,681,229
Health Care Providers & Services – 1.3%
	Aetna, Inc.	24,729	3,084,943
	Caremark Rx, Inc. (a)	41,780	1,647,385
	UnitedHealth Group, Inc.	35,950	3,164,679
	WellPoint, Inc. (a)	20,950	2,409,250
		Health Care Providers & Services Total	10,306,257

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 4.1%
	Abbott Laboratories	68,400	3,190,860
	Bristol-Myers Squibb Co.	37,905	971,126
	GlaxoSmithKline PLC	80,800	1,892,406
	Johnson & Johnson	153,324	9,723,808
	Merck & Co., Inc.	46,027	1,479,308
	Novartis AG, ADR	66,400	3,355,856
	Novartis AG, Registered Shares	46,800	2,348,259
	Pfizer, Inc.	160,662	4,320,201
	Teva Pharmaceutical Industries Ltd., ADR	129,160	3,856,717
		Pharmaceuticals Total	31,138,541
		HEALTH CARE TOTAL	65,261,980
INDUSTRIAL – 8.3%
Aerospace & Defense – 1.2%
	General Dynamics Corp.	25,992	2,718,763
	Raytheon Co.	31,894	1,238,444
	United Technologies Corp.	49,846	5,151,584
		Aerospace & Defense Total	9,108,791
Air Freight & Logistics – 0.3%
	United Parcel Service, Inc., Class B	33,000	2,820,180
		Air Freight & Logistics Total	2,820,180
Building Products – 0.4%
	American Standard Companies, Inc. (a)	68,600	2,834,552
		Building Products Total	2,834,552
Commercial Services & Supplies – 0.9%
	Cendant Corp.	117,870	2,755,800
	Fairlane Management Corp. (a)(b)(c)	200	—
	Republic Services, Inc.	18,478	619,752
	Secom Co., Ltd.	42,500	1,699,078
	Waste Management, Inc.	77,455	2,319,003
		Commercial Services & Supplies Total	7,393,633
Electrical Equipment – 0.6%
	Rockwell Automation, Inc.	52,800	2,616,240
	Ushio, Inc.	26,000	483,879
	Vestas Wind Systems A/S (a)	122,000	1,509,559
		Electrical Equipment Total	4,609,678

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Industrial Conglomerates – 2.8%
	General Electric Co.	289,004	10,548,646
	Siemens AG, Registered Shares	15,500	1,308,709
	Textron, Inc.	50,988	3,762,914
	Tyco International Ltd.	161,835	5,783,983
		Industrial Conglomerates Total	21,404,252
Machinery – 1.6%
	Atlas Copco AB, Class A	19,044	857,064
	Caterpillar, Inc.	11,000	1,072,610
	Deere & Co.	33,832	2,517,101
	Eaton Corp.	24,021	1,738,160
	Ingersoll-Rand Co., Ltd., Class A	28,900	2,320,670
	ITT Industries, Inc.	24,800	2,094,360
	Volvo AB, Class B	40,600	1,605,264
		Machinery Total	12,205,229
Road & Rail – 0.3%
	East Japan Railway Co.	417	2,315,988
		Road & Rail Total	2,315,988
Trading Companies & Distributors – 0.2%
	Mitsubishi Corp.	117,000	1,506,295
		Trading Companies & Distributors Total	1,506,295
		INDUSTRIAL TOTAL	64,198,598
INFORMATION TECHNOLOGY – 9.6%
Communications Equipment – 1.8%
	Avaya, Inc. (a)	74,700	1,284,840
	Cisco Systems, Inc. (a)	300,195	5,793,764
	Nokia Oyj, ADR	214,693	3,364,239
	QUALCOMM, Inc.	50,620	2,146,288
	Telefonaktiebolaget LM Ericsson, Class B (a)	422,300	1,341,723
		Communications Equipment Total	13,930,854
Computers & Peripherals – 2.2%
	Dell, Inc. (a)	89,965	3,791,125
	EMC Corp. (a)	79,100	1,176,217
	International Business Machines Corp.	74,321	7,326,564
	Lexmark International, Inc., Class A (a)	58,113	4,939,605
		Computers & Peripherals Total	17,233,511
Electronic Equipment & Instruments – 0.3%
	AU Optronics Corp., ADR	90,800	1,300,256
	HOYA Corp.	8,600	970,976
		Electronic Equipment & Instruments Total	2,271,232

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.3%
	Yahoo!, Inc. (a)	68,980	2,599,166
		Internet Software & Services Total	2,599,166
IT Services – 0.6%
	Accenture Ltd., Class A (a)	96,267	2,599,209
	Automatic Data Processing, Inc.	18,900	838,215
	Cognizant Technology Solutions Corp., Class A (a)	27,300	1,155,609
		IT Services Total	4,593,033
Office Electronics – 0.3%
	Canon, Inc.	8,000	431,969
	Xerox Corp. (a)	97,660	1,661,197
		Office Electronics Total	2,093,166
Semiconductors & Semiconductor Equipment – 2.2%
	Altera Corp. (a)	93,000	1,925,100
	ARM Holdings PLC	386,100	817,700
	Freescale Semiconductor, Inc., Class B (a)	6,381	117,155
	Intel Corp.	209,440	4,898,801
	Linear Technology Corp.	13,200	511,632
	Microchip Technology, Inc.	22,800	607,848
	Nikon Corp.	159,000	1,965,920
	Samsung Electronics Co., Ltd., GDR (d)	4,973	1,089,087
	Samsung Electronics Co., Ltd., GDR, Registered Shares	9,850	2,157,150
	Teradyne, Inc. (a)	33,000	563,310
	Texas Instruments, Inc.	85,600	2,107,472
		Semiconductors & Semiconductor Equipment Total	16,761,175
Software – 1.9%
	Amdocs Ltd. (a)	32,600	855,750
	Dassault Systemes SA	11,800	592,973
	Microsoft Corp.	395,984	10,576,733
	Oracle Corp. (a)	112,235	1,539,864
	SAP AG, ADR	26,800	1,184,828
		Software Total	14,750,148

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
		INFORMATION TECHNOLOGY TOTAL	74,232,285
MATERIALS – 1.8%
Chemicals – 0.9%
	Air Products & Chemicals, Inc.	62,091	3,599,415
	BOC Group PLC	51,800	986,346
	Kaneka Corp.	103,000	1,159,543
	Shin-Etsu Chemical Co., Ltd.	25,900	1,060,255
		Chemicals Total	6,805,559
Construction Materials – 0.3%
	Holcim Ltd., Registered Shares	19,814	1,188,652
	Lafarge SA	11,318	1,088,446
		Construction Materials Total	2,277,098
Paper & Forest Products – 0.6%
	MeadWestvaco Corp.	83,667	2,835,475
	Neenah Paper, Inc. (a)	1,299	42,347
	Weyerhaeuser Co.	26,899	1,808,151
		Paper & Forest Products Total	4,685,973
		MATERIALS TOTAL	13,768,630
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.7%
	BellSouth Corp.	61,463	1,708,057
	SBC Communications, Inc.	178,746	4,606,284
	Telefonica SA	90,102	1,689,518
	Telenor ASA	163,600	1,479,532
	Verizon Communications, Inc.	94,860	3,842,779
		Diversified Telecommunication Services Total	13,326,170
Wireless Telecommunication Services – 0.5%
	Cosmote Mobile Telecommunications SA	43,580	868,908
	NTT DoCoMo, Inc.	1,030	1,894,837
	Vodafone Group PLC	301,508	816,242
		Wireless Telecommunication Services Total	3,579,987
		TELECOMMUNICATION SERVICES TOTAL	16,906,157
UTILITIES – 1.6%
Electric Utilities – 1.6%
	American Electric Power Co., Inc.	69,059	2,371,486
	Entergy Corp.	29,137	1,969,370
	Exelon Corp.	38,041	1,676,467
	PG&E Corp. (a)	34,233	1,139,274
	TXU Corp.	76,979	4,969,764
		Electric Utilities Total	12,126,361

		Par ($)	Value ($)*
		UTILITIES TOTAL	12,126,361
	Total Common Stocks (cost of $417,373,447)		511,027,442
Corporate Fixed-Income Bonds & Notes – 11.6%
BASIC MATERIALS – 0.4%
Forest Products & Paper – 0.4%
Westvaco Corp.	8.200% 01/15/30	2,610,000	3,243,056
		Forest Products & Paper Total	3,243,056
		BASIC MATERIALS TOTAL	3,243,056
COMMUNICATIONS – 1.5%
Media – 0.3%
Comcast Corp.	7.050% 03/15/33	1,750,000	2,004,205
		Media Total	2,004,205
Telecommunications – 1.2%
MCI, Inc.
	6.908% 05/01/07	147,000	151,042
	7.688% 05/01/09	147,000	152,512
	8.735% 05/01/14	126,000	136,080
SBC Communications, Inc.	5.750% 05/02/06	4,050,000	4,179,762
Sprint Capital Corp.	6.125% 11/15/08	1,700,000	1,822,655
Verizon Global Funding Corp.	7.750% 12/01/30	2,350,000	2,913,366
		Telecommunications Total	9,355,417
		COMMUNICATIONS TOTAL	11,359,622
CONSUMER CYCLICAL – 0.7%
Airlines – 0.6%
Continental Airlines, Inc.	7.461% 04/01/15	1,458,032	1,414,291
United Air Lines, Inc.	7.032% 10/01/10 (e)	3,528,123	3,184,131
		Airlines Total	4,598,422
Auto Manufacturers – 0.1%
General Motors Corp.	7.125% 07/15/13	575,000	586,402
		Auto Manufacturers Total	586,402
		CONSUMER CYCLICAL TOTAL	5,184,824
CONSUMER NON-CYCLICAL – 1.3%
Cosmetics/Personal Care – 0.5%
Procter & Gamble Co.	4.750% 06/15/07	3,615,000	3,725,511
		Cosmetics/Personal Care Total	3,725,511

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 0.8%
HCA, Inc.	7.125% 06/01/06	3,500,000	3,640,280
Tenet Healthcare Corp.	5.375% 11/15/06	2,400,000	2,406,000
		Healthcare Services Total	6,046,280
		CONSUMER NON-CYCLICAL TOTAL	9,771,791
ENERGY – 0.8%
Oil & Gas – 0.8%
Devon Financing Corp.	6.875% 09/30/11	2,500,000	2,825,375
Nexen, Inc.	7.875% 03/15/32	1,500,000	1,868,190
Pemex Project Funding Master Trust	7.875% 02/01/09	1,250,000	1,401,250
		Oil & Gas Total	6,094,815
Pipelines – 0.0%
Enron Corp.	6.750% 07/01/05 (f)	3,000,000	3,750
		Pipelines Total	3,750
		ENERGY TOTAL	6,098,565
FINANCIALS – 4.9%
Banks – 1.1%
Bank One Corp.	6.500% 02/01/06	2,500,000	2,589,550
HSBC Capital Funding LP	9.547% 12/31/49 (d)	2,900,000	3,563,491
Rabobank Capital Funding II	5.260% 12/31/49 (d)	2,450,000	2,509,878
		Banks Total	8,662,919
Diversified Financial Services – 2.5%
Citicorp	8.040% 12/15/19 (d)	4,710,000	5,804,651
Ford Motor Credit Co.	7.375% 02/01/11	3,475,000	3,747,127
General Motors Acceptance Corp.	6.875% 08/28/12	1,950,000	1,985,783
Goldman Sachs Group, Inc.	6.600% 01/15/12	3,000,000	3,348,390
International Lease Finance Corp.	6.375% 03/15/09	1,500,000	1,620,300
Morgan Stanley	6.750% 04/15/11	1,225,000	1,379,595
UFJ Finance Aruba AEC	6.750% 07/15/13	1,225,000	1,363,878
		Diversified Financial Services Total	19,249,724
Insurance – 1.0%
Florida Windstorm Underwriting Association	7.125% 02/25/19 (d)	3,025,000	3,528,209
Prudential Insurance Co. of America	7.650% 07/01/07 (d)	3,945,000	4,314,844
		Insurance Total	7,843,053
Investment Company – 0.3%
Credit Suisse First Boston USA, Inc.	5.875% 08/01/06	2,000,000	2,079,300
		Investment Company Total	2,079,300

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
		FINANCIALS TOTAL	37,834,996
INDUSTRIAL – 0.8%
Aerospace & Defense – 0.2%
Raytheon Co.	8.300% 03/01/10	1,500,000	1,776,915
		Aerospace & Defense Total	1,776,915
Transportation – 0.6%
FedEx Corp.	7.500% 01/15/18	3,886,438	4,499,990
		Transportation Total	4,499,990
		INDUSTRIAL TOTAL	6,276,905
UTILITIES – 1.2%
Electric – 1.2%
Dominion Resources, Inc.	6.300% 03/15/33	1,400,000	1,457,176
FirstEnergy Corp.	5.500% 11/15/06	4,000,000	4,133,120
Public Service Electric & Gas	4.000% 11/01/08	2,450,000	2,457,276
Southern Power Co.	6.250% 07/15/12	1,525,000	1,660,878
		Electric Total	9,708,450
		UTILITIES TOTAL	9,708,450
	Total Corporate Fixed-Income Bonds & Notes (cost of $89,952,617)		89,478,209
Mortgage-Backed Obligations – 10.8%
Federal Home Loan Mortgage Corp.
	5.000% 09/01/34	3,983,860	3,958,840
	5.500% 09/01/34	4,871,502	4,952,039
	6.000% 02/01/09–04/01/26	1,989,013	2,078,253
	6.500% 07/01/14–01/01/30	459,676	484,881
	7.000% 11/01/29–01/01/30	109,352	115,995
	8.000% 07/01/20	64,871	70,505
Federal National Mortgage Association
	4.500% 05/01/34	3,465,730	3,351,906
	5.000% 01/01/18–08/01/33	22,102,299	22,311,061
	5.500% 12/01/17–10/01/33	27,085,899	27,586,659
	6.500% 05/01/07–02/01/32	11,055,299	11,648,929
	7.000% 07/01/32–12/01/32	2,440,215	2,586,809
	7.125% 02/15/05	3,500,000	3,518,193
Government National Mortgage Association	7.000% 08/15/23	428,261	457,546
	Total Mortgage-Backed Obligations (cost of $81,802,935)		83,121,616

		Par ($)	Value ($)*
Collateralized Mortgage Obligations – 3.0%
Federal National Mortgage Association	5.000% 12/25/15	2,700,000	2,752,128
First Union Chase Commercial Mortgage	6.645% 06/15/31	2,250,000	2,445,367
First Union National Bank Commercial Mortgage
	6.223% 12/12/33	4,250,000	4,627,485
	6.141% 02/12/34	5,000,000	5,438,350
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	4,000,000	4,415,560
Residential Accredit Loans, Inc.	6.500% 03/25/29	2,559,690	2,508,752
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	830,000	792,584
	Total Collateralized Mortgage Obligations (cost of $22,661,147)		22,980,226
Asset-Backed Securities – 2.9%
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	2,914,000	2,898,964
Citibank Credit Card Issuance Trust	2.900% 05/17/10	5,000,000	4,869,350
Consumer Funding LLC	5.430% 04/20/15	1,820,000	1,928,927
Delta Funding Home Equity Loan Trust	8.010% 10/25/27	3,236,863	3,276,288
Navistar Financials Corp.,
	Series 2003 B, Class A4,
	3.250% 10/15/10	5,700,000	5,657,877
Origen Manufactured Housing	3.380% 08/15/17	1,930,000	1,892,635
Providian Gateway Master Trust	3.350% 09/15/11 (d)	2,250,000	2,229,502
	Total Asset-Backed Securities (cost of $23,034,959)		22,753,543
Government Agencies & Obligations – 2.3%
Federal National Mortgage Association	6.625% 09/15/09	6,600,000	7,369,388
U.S. Treasury Bonds	5.375% 02/15/31	3,020,000	3,265,611
	6.250% 08/15/23	3,250,000	3,804,911
U.S. Treasury Note	3.875% 02/15/13	2,990,000	2,950,057
	Total Government Agencies & Obligations (cost of $16,771,850)		17,389,967

		Shares
Investment Management Company – 0.3%
	iShares Russell 1000 Value Index Fund	33,794	2,242,908
	Total Investment Management Company (cost of $2,155,043)		2,242,908
Municipal Bond – 0.2%
ILLINOIS – 0.2%
Illinois State Taxable Pension	5.100% 06/01/33	1,400,000	1,351,686
		ILLINOIS TOTAL	1,351,686

			Value ($)*
	Total Municipal Bond (cost of $1,244,726)		1,351,686

		Units
Warrants – 0.0% (a)
COMMUNICATIONS – 0.0%
Communications Equipment – 0.0%
Lucent Technologies, Inc.	Expires 12/10/07	2,257	3,566
		Communications Equipment Total	3,566
Media – 0.0%
Cable Satisfaction International, Inc.
	Expires 03/01/05 (b)(c)	10	—
Ono Finance PLC
	Expires 05/31/09 (b)(c)	50	—
	Expires 03/16/11 (b)(c)	30	—
		Media Total	—
Telecommunications – 0.0%
Horizon PCS, Inc.
	Expires 10/01/10 (b)(c)	45	—
Jazztel PLC
	Expires 07/15/10 (b)(c)	15	—
		Telecommunications Total	—
		COMMUNICATIONS TOTAL	3,566

	Total Warrants (cost of $4,751)		3,566

		Par ($)
Short-Term Obligation – 2.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by U.S. Treasury Bonds maturing 08/15/25, market value of $16,848,438 (repurchase proceeds $19,726,466)	16,496,000	16,496,000

	Total Short-Term Obligation (cost of $16,496,000)		16,496,000

	Total Investments – 99.5% (cost of $670,497,475) (g)(h)		766,845,163

	Other Assets & Liabilities, Net – 0.5%		3,700,092

	Net Assets – 100.0%		770,545,255

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for the possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Security has no value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $23,039,662, which represents 3.0% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of December 31, 2004, the value of these securities amounted to $3,184,131, which represents 0.4% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of December 31, 2004, the value of these securities amounted to $3,750, which represents less than 0.1% of net assets.

(g)	Cost for federal income tax purposes is $671,439,691.

(h)	Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$110,639,458	$(15,233,986)	$95,405,472

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
December 31, 2004 (unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 14.2%
Auto Components – 2.5%
	BorgWarner, Inc.	253,500	13,732,095
	Johnson Controls, Inc.	300,300	19,051,032
	Lear Corp.	239,600	14,617,996
		Auto Components Total	47,401,123
Hotels, Restaurants & Leisure – 2.6%
	Brinker International, Inc. (a)	602,850	21,141,949
	Darden Restaurants, Inc.	309,800	8,593,852
	Harrah’s Entertainment, Inc.	276,400	18,488,396
		Hotels, Restaurants & Leisure Total	48,224,197
Household Durables – 0.7%
	Newell Rubbermaid, Inc.	548,100	13,258,539
		Household Durables Total	13,258,539
Leisure Equipment & Products – 0.6%
	Mattel, Inc.	563,300	10,978,717
		Leisure Equipment & Products Total	10,978,717
Media – 1.4%
	Knight-Ridder, Inc.	182,400	12,209,856
	New York Times Co., Class A	339,900	13,867,920
		Media Total	26,077,776
Multiline Retail – 2.8%
	Federated Department Stores, Inc.	587,800	33,968,962
	J.C. Penney Co., Inc.	443,400	18,356,760
		Multiline Retail Total	52,325,722
Specialty Retail – 3.0%
	Borders Group, Inc.	736,600	18,709,640
	OfficeMax, Inc.	346,200	10,863,756
	TJX Companies, Inc.	1,040,000	26,135,200
		Specialty Retail Total	55,708,596
Textiles, Apparel & Luxury Goods – 0.6%
	Wolverine World Wide, Inc.	343,500	10,792,770
		Textiles, Apparel & Luxury Goods Total	10,792,770
		CONSUMER DISCRETIONARY TOTAL	264,767,440
CONSUMER STAPLES – 4.4%
Beverages – 0.9%
	Pepsi Bottling Group, Inc.	595,600	16,105,024
		Beverages Total	16,105,024
Food Products – 2.7%
	Dean Foods Co. (a)	1,204,600	39,691,570

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Hormel Foods Corp.	342,700	10,743,645
		Food Products Total	50,435,215
Tobacco – 0.8%
	UST, Inc.	310,800	14,952,588
		Tobacco Total	14,952,588
		CONSUMER STAPLES TOTAL	81,492,827
ENERGY – 6.9%
Energy Equipment & Services – 3.0%
	BJ Services Co.	234,600	10,918,284
	Noble Corp. (a)	360,000	17,906,400
	Transocean, Inc. (a)	420,800	17,837,712
	Weatherford International Ltd. (a)	172,300	8,838,990
		Energy Equipment & Services Total	55,501,386
Oil & Gas – 3.9%
	Amerada Hess Corp.	334,100	27,523,158
	Williams Companies, Inc.	673,900	10,977,831
	XTO Energy, Inc.	945,541	33,453,241
		Oil & Gas Total	71,954,230
		ENERGY TOTAL	127,455,616
FINANCIALS – 24.6%
Capital Markets – 2.8%
	Bear Stearns Companies, Inc.	185,900	19,019,429
	Janus Capital Group, Inc.	1,119,000	18,810,390
	Lehman Brothers Holdings, Inc.	167,400	14,644,152
		Capital Markets Total	52,473,971
Commercial Banks – 5.6%
	Banknorth Group, Inc.	623,000	22,801,800
	City National Corp.	322,800	22,805,820
	Cullen/Frost Bankers, Inc.	191,500	9,306,900
	North Fork Bancorporation, Inc.	1,239,023	35,745,813
	UnionBanCal Corp.	214,900	13,856,752
		Commercial Banks Total	104,517,085
Diversified Financial Services – 1.1%
	CIT Group, Inc.	425,900	19,514,738
		Diversified Financial Services Total	19,514,738
Insurance – 5.5%
	Ambac Financial Group, Inc.	223,850	18,384,801
	Cincinnati Financial Corp.	193,935	8,583,563
	Endurance Specialty Holdings Ltd.	260,800	8,919,360

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Hartford Financial Services Group, Inc.	208,100	14,423,411
	Loews Corp.	226,000	15,887,800
	Nationwide Financial Services, Inc., Class A	309,900	11,847,477
	Old Republic International Corp.	555,650	14,057,945
	St. Paul Travelers Companies, Inc.	282,100	10,457,447
		Insurance Total	102,561,804
Real Estate – 1.9%
	Equity Office Properties Trust, REIT	461,500	13,438,880
	Host Marriott Corp., REIT	1,185,600	20,510,880
		Real Estate Total	33,949,760
Thrifts & Mortgage Finance – 7.7%
	Golden West Financial Corp.	802,800	49,307,976
	PMI Group, Inc.	558,800	23,329,900
	Radian Group, Inc.	440,000	23,425,600
	Sovereign Bancorp, Inc.	1,188,100	26,791,655
	Webster Financial Corp.	405,900	20,554,776
		Thrifts & Mortgage Finance Total	143,409,907
		FINANCIALS TOTAL	456,427,265
HEALTH CARE – 4.3%
Health Care Equipment & Supplies – 1.5%
	Millipore Corp. (a)	346,800	17,274,108
	Varian, Inc. (a)	273,000	11,195,730
		Health Care Equipment & Supplies Total	28,469,838
Health Care Providers & Services – 2.8%
	HCA, Inc.	306,400	12,243,744
	Medco Health Solutions, Inc. (a)	236,600	9,842,560
	WellPoint, Inc. (a)	251,400	28,911,000
		Health Care Providers & Services Total	50,997,304
		HEALTH CARE TOTAL	79,467,142
INDUSTRIAL – 16.3%
Aerospace & Defense – 2.0%
	Alliant Techsystems, Inc. (a)	182,500	11,931,850
	Goodrich Corp.	572,800	18,696,192
	Northrop Grumman Corp.	122,600	6,664,536
		Aerospace & Defense Total	37,292,578
Commercial Services & Supplies – 5.3%
	Adesa, Inc.	317,400	6,735,228
	Brink’s Co.	878,000	34,698,560
	Cendant Corp.	1,182,800	27,653,864

3

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Commercial Services & Supplies – (continued)
	Manpower, Inc.	323,600	15,629,880
	Waste Management, Inc.	452,800	13,556,832
		Commercial Services & Supplies Total	98,274,364
Construction & Engineering – 0.4%
	Fluor Corp.	124,300	6,775,593
		Construction & Engineering Total	6,775,593
Electrical Equipment – 1.2%
	AMETEK, Inc.	394,600	14,075,382
	Hubbell, Inc., Class B	167,300	8,749,790
		Electrical Equipment Total	22,825,172
Industrial Conglomerates – 1.1%
	Carlisle Companies, Inc.	307,400	19,956,408
		Industrial Conglomerates Total	19,956,408
Machinery – 4.5%
	AGCO Corp. (a)	420,200	9,198,178
	Dover Corp.	263,600	11,055,384
	Ingersoll-Rand Co., Ltd., Class A	267,200	21,456,160
	Navistar International Corp. (a)	624,800	27,478,704
	Parker Hannifin Corp.	195,500	14,807,170
		Machinery Total	83,995,596
Road & Rail – 1.8%
	Burlington Northern Santa Fe Corp.	409,500	19,373,445
	CNF, Inc.	285,400	14,298,540
		Road & Rail Total	33,671,985
		INDUSTRIAL TOTAL	302,791,696
INFORMATION TECHNOLOGY – 6.2%
Communications Equipment – 1.0%
	Andrew Corp. (a)	1,321,800	18,016,134
		Communications Equipment Total	18,016,134
Computers & Peripherals – 0.0%
	Seagate Technology, Inc., Escrow Shares (a)(b)	105,800	1,058
		Computers & Peripherals Total	1,058
Electronic Equipment & Instruments – 3.6%
	Amphenol Corp., Class A (a)	710,400	26,100,096
	Arrow Electronics, Inc. (a)	468,500	11,384,550
	AVX Corp.	657,600	8,285,760
	Littelfuse, Inc. (a)	430,000	14,688,800

4

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Vishay Intertechnology, Inc. (a)	376,800	5,659,536
		Electronic Equipment & Instruments Total	66,118,742
IT Services – 1.6%
	Affiliated Computer Services, Inc., Class A (a)	362,100	21,794,799
	DST Systems, Inc. (a)	166,900	8,698,828
		IT Services Total	30,493,627
		INFORMATION TECHNOLOGY TOTAL	114,629,561
MATERIALS – 13.6%
Chemicals – 8.3%
	Air Products & Chemicals, Inc.	323,900	18,776,483
	Eastman Chemical Co.	344,900	19,911,077
	Engelhard Corp.	439,600	13,482,532
	International Flavors & Fragrances, Inc.	451,000	19,320,840
	Lubrizol Corp.	624,700	23,026,442
	Nalco Holding Co. (a)	636,700	12,428,384
	OM Group, Inc. (a)	288,800	9,362,896
	PPG Industries, Inc.	210,700	14,361,312
	Praxair, Inc.	538,500	23,774,775
		Chemicals Total	154,444,741
Containers & Packaging – 3.0%
	Bemis Co., Inc.	313,100	9,108,079
	Crown Holdings, Inc. (a)	1,106,400	15,201,936
	Packaging Corp. of America	758,800	17,869,740
	Pactiv Corp. (a)	511,900	12,945,951
		Containers & Packaging Total	55,125,706
Paper & Forest Products – 2.3%
	Georgia-Pacific Corp.	635,800	23,829,784
	MeadWestvaco Corp.	587,286	19,903,123
		Paper & Forest Products Total	43,732,907
		MATERIALS TOTAL	253,303,354
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Telephone and Data Systems, Inc.	372,000	28,625,400
		Wireless Telecommunication Services Total	28,625,400
		TELECOMMUNICATION SERVICES TOTAL	28,625,400
UTILITIES – 7.5%
Electric Utilities – 5.8%
	ALLETE, Inc.	105,800	3,888,150

5

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Edison International	457,000	14,637,710
	Entergy Corp.	250,200	16,911,018
	Exelon Corp.	649,300	28,614,651
	PPL Corp.	248,300	13,229,424
	Progress Energy, Inc.	482,200	21,814,728
	Reliant Energy, Inc. (a)	644,600	8,798,790
		Electric Utilities Total	107,894,471
Multi-Utilities & Unregulated Power – 1.7%
	Constellation Energy Group	394,500	17,243,595
	Energy East Corp.	541,200	14,439,216
		Multi-Utilities & Unregulated Power Total	31,682,811
		UTILITIES TOTAL	139,577,282

	Total Common Stocks (cost of $1,224,415,140)		1,848,537,583

		Par ($)
Short-Term Obligation – 0.5%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 06/15/06, market value of $10,103,328 (repurchase proceeds $9,902,238)	9,901,000	9,901,000

	Total Short-Term Obligation (cost of $9,901,000)		9,901,000

	Total Investments – 100.0% (cost of $1,234,316,140)(c)(d)		1,858,438,583

	Other Assets & Liabilities, Net – (0.0%)		(901,265)

	Net Assets – 100.0%		1,857,537,318

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

6

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $1,234,316,140.

(d)	Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$627,568,160	$(3,445,717)	$624,122,443

Acronym	Name
REIT	Real Estate Investment Trust

7

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005